Significant account policies - Amortization methods, useful lives and residual values (Details)	12 Months Ended
Aug. 31, 2025
Intellectual property
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	7 years
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Backlog
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Website
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years